UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Item 1.	Schedule of Investments.

Schedule of INVESTMENTS November 30, 2012 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt—49.7%
Federal Farm Credit Bank
1.875%, 12/07/2012	$5,789	$5,790
0.155%, 01/22/2013 	25,000	24,995
1.750%, 02/21/2013	19,000	19,064
0.900%, 02/22/2013	9,010	9,024
0.200%, 03/27/2013 Δ	125,000	124,992
0.200%, 04/15/2013 Δ	25,000	24,999
0.178%, 04/17/2013 Δ	35,000	35,005
0.158%, 04/24/2013 Δ	50,000	49,999
0.300%, 06/19/2013 Δ	50,000	49,995
0.128%, 06/27/2013 Δ	25,000	24,997
0.228%, 08/22/2013 Δ	144,000	144,077
0.118%, 08/23/2013 Δ	50,000	49,996
0.179%, 10/28/2013 Δ	50,000	50,000
0.250%, 11/27/2013	100,000	100,016
0.170%, 12/04/2013 Δ	50,000	50,000
0.198%, 12/23/2013 Δ	48,575	48,583
0.158%, 03/24/2014 Δ	150,000	149,950
Federal Home Loan Bank
0.044%, 12/05/2012 	90,000	90,000
0.139%, 12/27/2012	60,000	60,000
0.070%, 01/11/2013 	100,000	99,992
0.200%, 01/11/2013	56,810	56,813
0.085%, 01/18/2013 	50,000	49,995
0.190%, 01/22/2013 Δ	60,000	59,998
0.220%, 01/22/2013 Δ	35,000	35,000
0.158%, 01/25/2013 	44,000	43,990
0.230%, 01/25/2013 Δ	60,000	60,000
0.375%, 01/29/2013	30,000	30,010
0.145%, 02/01/2013 	60,175	60,161
0.310%, 02/05/2013 Δ	10,000	10,002
0.190%, 02/22/2013	10,000	10,000
0.280%, 02/25/2013 Δ	75,000	75,007
0.370%, 02/25/2013 Δ	98,000	98,033
0.220%, 02/27/2013 Δ	100,000	100,000
0.155%, 03/01/2013 	28,000	27,989
0.156%, 03/08/2013 	181,000	180,926
0.150%, 03/20/2013 	26,494	26,482
0.150%, 03/25/2013	25,000	24,998
0.350%, 04/05/2013 Δ	39,620	39,621
0.220%, 04/10/2013 Δ	50,000	49,999
0.220%, 04/11/2013 Δ	25,000	24,998
0.210%, 04/12/2013 Δ	100,000	99,993
0.160%, 04/17/2013	100,000	99,992
0.165%, 04/17/2013 	50,000	49,969
0.250%, 04/17/2013	80,500	80,500
0.250%, 04/18/2013	25,000	25,003
0.165%, 04/24/2013 	50,000	49,968
0.165%, 04/26/2013 	25,000	24,984
0.200%, 04/26/2013 Δ	85,000	84,993
0.225%, 04/30/2013	50,000	49,998
0.280%, 05/07/2013	50,000	50,000
0.300%, 05/08/2013	25,000	25,000
0.210%, 05/15/2013 Δ	40,000	39,998
0.230%, 05/21/2013	25,000	25,000
0.240%, 05/21/2013	30,000	29,998
0.160%, 05/22/2013 	30,000	29,977
0.159%, 05/29/2013 	74,100	74,042
0.160%, 05/31/2013 	50,000	49,960
0.170%, 06/04/2013 Δ «	35,000	34,998
0.160%, 06/05/2013 «	30,000	29,999
0.250%, 06/07/2013	15,000	15,000
0.280%, 06/13/2013	25,000	25,000
0.300%, 06/14/2013	12,500	12,500
0.210%, 06/18/2013 Δ	50,000	49,997
0.170%, 06/27/2013	25,000	24,997
0.250%, 08/02/2013	43,780	43,770
5.125%, 08/14/2013 ▼	11,650	12,049
0.125%, 08/23/2013	41,905	41,879

0.500%, 08/28/2013	100,000	100,213
0.300%, 08/30/2013 Δ	100,000	100,000
0.238%, 09/10/2013 Δ	70,000	70,001
0.210%, 09/24/2013	50,000	49,999
0.210%, 09/24/2013	25,000	24,997
0.210%, 10/10/2013	50,000	49,999
0.290%, 10/16/2013 Δ	60,000	60,000
3.625%, 10/18/2013	55,615	57,269
0.265%, 11/04/2013 Δ	150,000	149,965
0.250%, 11/08/2013 Δ	50,000	49,981
0.240%, 11/15/2013 Δ	110,000	109,962
0.290%, 11/15/2013	45,740	45,765
0.300%, 11/15/2013	108,150	108,218
0.300%, 11/22/2013	25,000	25,017
0.250%, 12/04/2013 Δ	100,000	99,970
0.260%, 12/06/2013 Δ	35,000	34,993
0.250%, 12/23/2013	25,000	25,000
0.250%, 01/02/2014 Δ	135,000	134,959
0.275%, 01/15/2014 Δ	50,000	50,000
0.137%, 01/23/2014 Δ	50,000	49,988
0.136%, 01/24/2014 Δ	70,000	69,975
0.133%, 02/03/2014 Δ	50,000	49,983
0.220%, 02/03/2014 Δ	50,000	49,970
0.132%, 02/20/2014 Δ	24,800	24,789
0.169%, 02/28/2014 Δ	25,000	24,994
0.170%, 03/03/2014 Δ	50,000	49,988
0.230%, 04/15/2014 Δ	90,000	89,963
Federal Home Loan Mortgage Corporation
0.140%, 12/04/2012 	20,000	20,000
0.165%, 12/17/2012 	39,036	39,034
0.152%, 02/04/2013 	50,001	49,988
0.160%, 02/11/2013 	75,000	74,977
0.160%, 02/19/2013 	108,583	108,545
0.150%, 03/11/2013 	56,250	56,227
0.160%, 03/15/2013 	11,000	10,995
0.150%, 03/18/2013 	63,667	63,639
0.150%, 03/25/2013 	40,000	39,981
0.160%, 04/23/2013 	10,500	10,493
0.165%, 05/06/2013 	100,000	99,929
0.170%, 05/13/2013 	2,000	1,999
0.158%, 05/20/2013 	25,000	24,982
0.160%, 05/28/2013 	94,000	93,926
0.875%, 10/28/2013	15,833	15,925
Federal National Mortgage Association
0.280%, 12/03/2012	352,850	352,850
0.160%, 12/20/2012 	17,450	17,449
1.000%, 12/27/2012	16,000	16,008
0.153%, 02/06/2013 	85,000	84,977
0.160%, 02/13/2013 	452,959	452,814
0.160%, 02/20/2013 	75,000	74,974
0.155%, 02/27/2013 	150,000	149,945
0.155%, 03/06/2013 	56,100	56,078
0.150%, 03/20/2013 	110,000	109,951
0.150%, 04/01/2013 	25,000	24,988
0.165%, 04/24/2013 	104,996	104,928
0.168%, 05/01/2013 	61,329	61,286
1.750%, 05/07/2013	40,000	40,270
0.163%, 05/08/2013 	77,400	77,345
0.221%, 05/17/2013 Δ	35,000	35,017
0.160%, 05/22/2013 	50,000	49,962
0.159%, 05/29/2013 	12,500	12,490
0.500%, 08/09/2013	36,053	36,126
4.625%, 10/15/2013	70,878	73,579
1.050%, 10/22/2013	22,865	23,032
Straight-A Funding  ■
0.180%, 12/03/2012	25,000	25,000
0.180%, 12/03/2012	50,000	50,000
0.180%, 12/06/2012	45,052	45,051
0.180%, 12/06/2012	27,785	27,785
0.180%, 12/11/2012	75,000	74,997
0.180%, 12/18/2012	50,067	50,063
0.180%, 01/03/2013	45,000	44,993
0.180%, 01/15/2013	40,000	39,992
0.180%, 01/17/2013	85,000	84,981

0.180%, 01/18/2013	100,000	99,977
0.180%, 01/18/2013	12,500	12,497
0.180%, 01/24/2013	21,665	21,659
Tennessee Valley Authority 
0.070%, 12/06/2012	53,032	53,032
0.130%, 12/20/2012	50,000	49,997

Total Government Agency Debt (Cost $8,455,751)		8,455,751

Treasury Debt—4.9%
U.S. Treasury Notes ▼
1.375%, 01/15/2013	100,000	100,138
1.375%, 02/15/2013	225,000	225,544
1.750%, 04/15/2013	50,000	50,285
0.625%, 04/30/2013	50,000	50,081
1.375%, 05/15/2013	100,000	100,535
3.500%, 05/31/2013	75,000	76,197
3.375%, 06/30/2013	100,000	101,816
3.375%, 07/31/2013	50,000	51,047
4.250%, 08/15/2013	25,000	25,708
3.125%, 08/31/2013	30,000	30,652
4.250%, 11/15/2013	30,000	31,151

Total Treasury Debt (Cost $843,154)		843,154

Government Agency Repurchase Agreements—14.9%
HSBC Securities (USA)
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $204,004 (collateralized by various government agency obligations: Total market value $204,004)	200,000	200,000
ING Financial Markets
0.220%, dated 11/30/2012, matures 12/03/2012, repurchase price $400,007 (collateralized by various government agency obligations: Total market value $408,005)	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $625,010 (collateralized by various government agency obligations: Total market value $637,503)	625,000	625,000
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $416,494 (collateralized by various government agency obligations: Total market value $424,818)	416,487	416,487
RBC Capital Markets
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $150,003 (collateralized by various government agency obligations: Total market value $153,001)	150,000	150,000
SG Americas Securities
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $750,014 (collateralized by various government agency obligations: Total market value $765,002)	750,000	750,000

Total Government Agency Repurchase Agreements (Cost $2,541,487)		2,541,487

Treasury Repurchase Agreements—30.8%
Bank of Nova Scotia, NY
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,350,024 (collateralized by U.S. Treasury obligations: Total market value $1,377,000)	1,350,000	1,350,000
Barclays Capital
0.220%, dated 11/30/2012, matures 12/03/2012, repurchase price $350,006 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
BNP Paribas Securities
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $900,016 (collateralized by U.S. Treasury obligations: Total market value $918,039)	900,000	900,000
Credit Suisse Securities (USA)
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $575,010 (collateralized by U.S. Treasury obligations: Total market value $586,501)	575,000	575,000
Federal Reserve Bank of New York
0.180%, dated 11/30/2012, matures 12/03/2012, repurchase price $10,000 (collateralized by U.S. Treasury obligations: Total market value $10,000)	10,000	10,000
HSBC Securities (USA)
0.220%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,185,022 (collateralized by U.S. Treasury obligations: Total market value $1,208,700)	1,185,000	1,185,000
SG Americas Securities
0.220%, dated 11/30/2012, matures 12/03/2012, repurchase price $600,011 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
UBS Securities
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $275,005 (collateralized by U.S. Treasury obligations: Total market value $280,500)	275,000	275,000

Total Treasury Repurchase Agreements (Cost $5,245,000)		5,245,000

Investments Purchased with Proceeds from Securities Lending †—5.2%
Government Agency Repurchase Agreements - 5.2%
Credit Suisse Securities (USA)
0.200%, dated 011/30/2012, matures 12/03/2012, repurchase price $12,480 (collateralized by various government agency obligations: Total market value $12,734)	12,480	12,480
Morgan Stanley & Co.
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $865,077 (collateralized by various government agency obligations: Total market value $882,365)	865,063	865,062

Total Investments Purchased with Proceeds from Securities Lending
(Cost $877,542)		877,542

Total Investments —105.5% (Cost $17,962,934)		17,962,934

Other Assets and Liabilities, Net—(5.5)%		(938,079)

Total Net Assets—100.0%		$17,024,855

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2012.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2012, the value of these investments was $576,995 or 3.4 % of total net assets.
▼	This security or a portion of this security is out on loan at November 30, 2012. Total loaned securities had a fair value of $855,203 at November 30, 2012.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $64,997 or 0.4% of total net assets.
	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $17,962,934. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$8,455,751	$—	$8,455,751
Treasury Debt	—	843,154	—	843,154
Government Agency Repurchase Agreements	—	2,541,487	—	2,541,487
Treasury Repurchase Agreements	—	5,245,000	—	5,245,000
Investments Purchased from Proceeds from Securities Lending	—	877,542	—	877,542

Total Investments	$—	$17,962,934	$—	$17,962,934

During the three-month period ended November 30, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2012 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit—18.3%
Bank of Montreal/Chicago
0.190%, 12/04/2012	$50,000	$50,000
0.180%, 12/05/2012	100,000	100,000
0.340%, 12/10/2012	40,000	40,000
0.320%, 12/11/2012	50,000	50,000
0.310%, 02/07/2013	17,600	17,600
0.230%, 02/15/2013	50,000	50,000
Bank of Nova Scotia/Houston
0.460%, 12/14/2012	75,000	75,000
0.289%, 04/09/2013 Δ	25,000	25,000
0.309%, 05/07/2013 Δ	65,000	65,000
0.745%, 10/18/2013 Δ	28,600	28,706
0.405%, 11/01/2013 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.360%, 01/14/2013	50,000	50,006
0.500%, 02/22/2013	40,000	40,018
Canadian Imperial Bank of Commerce/NY
0.426%, 12/19/2012	25,000	25,002
0.320%, 01/09/2013	33,200	33,204
0.310%, 01/11/2013	50,000	50,000
0.250%, 05/07/2013 Δ	50,000	50,000
0.718%, 06/03/2013 Δ	22,000	22,034
Credit Suisse/NY
0.268%, 10/25/2013 Δ	25,000	25,000
Mitsubishi Trust & Banking/NY
0.460%, 04/16/2013 Δ	40,000	40,000
National Australia Bank/NY
0.380%, 01/02/2013	50,000	50,000
0.310%, 08/21/2013	50,000	50,000
Nordea Bank Finland/NY
0.400%, 12/14/2012	50,000	50,000
0.410%, 01/03/2013	50,000	50,000
0.360%, 02/13/2013	50,000	50,000
Rabobank Nederland/NY
0.510%, 12/19/2012	25,000	25,001
0.410%, 12/24/2012	30,000	30,000
0.480%, 02/28/2013	35,000	35,000
Royal Bank of Canada/NY
0.480%, 03/05/2013 Δ	75,000	75,000
Skandinaviska Enskilda Banken/NY
0.290%, 12/03/2012	75,000	75,000
0.410%, 12/10/2012	50,000	50,000
0.370%, 02/28/2013	70,000	70,000
Sumitomo Mitsui Bank/NY
0.320%, 12/03/2012	28,000	28,000
0.260%, 01/04/2013	50,000	50,000
0.400%, 04/12/2013 Δ	50,000	50,000
0.210%, 11/27/2013 Δ	50,000	50,000
Svenska Handelsbanken/NY
0.340%, 02/13/2013	50,000	50,000
0.235%, 02/14/2013	40,000	40,000
Toronto-Dominion Bank/NY
0.320%, 12/18/2012	50,000	50,000
0.278%, 12/20/2012	50,000	50,000
0.300%, 01/22/2013	25,000	25,000
0.313%, 02/04/2013	58,750	58,750
0.320%, 03/15/2013	25,000	25,002
0.240%, 03/27/2013	40,000	40,000
0.314%, 07/26/2013 Δ	50,000	50,000
Westpac Banking/NY
0.520%, 02/04/2013	30,000	30,000

Total Certificates of Deposit (Cost $2,098,323)		2,098,323

Financial Company Commercial Paper—14.5%
ANZ National International
0.361%, 02/01/2013 ¢ 	96,000	95,942
0.290%, 04/02/2013 ¢ 	50,000	49,952
0.258%, 05/07/2013 Δ ¢	20,000	20,000
Australia & New Zealand Banking Group
0.552%, 02/15/2013 ¢ 	25,000	24,972
Bank of Nova Scotia
0.321%, 05/13/2013 	25,000	24,964
Bank of Tokyo-Mitsubishi/NY
0.170%, 12/03/2012 	80,000	80,000
0.170%, 12/05/2012 	100,000	99,999
Commonwealth Bank of Australia
0.381%, 12/07/2012 ¢ 	35,000	34,999
0.381%, 01/14/2013 ¢ 	60,000	59,973
0.321%, 02/15/2013 ¢ 	71,250	71,203
0.362%, 11/08/2013 Δ	25,000	25,000
0.362%, 11/18/2013 Δ ¢	25,000	25,000
Deutsche Bank Financial
0.170%, 12/03/2012 	50,000	50,000
DNB Bank
0.320%, 12/04/2012 	30,000	30,000
HSBC Bank
0.240%, 01/02/2013 ¢ 	50,000	49,990
0.246%, 01/07/2013 ¢ 	33,352	33,344

MetLife Short Term Funding
0.371%, 01/14/2013 ¢ 	50,000	49,978
0.361%, 02/20/2013 ¢ 	25,000	24,980
0.371%, 02/25/2013 ¢ 	40,000	39,966
0.341%, 04/09/2013 ¢ 	26,760	26,728
0.321%, 04/16/2013 ¢ 	25,000	24,970
0.321%, 04/22/2013 ¢ 	25,000	24,969
Mitsubishi Trust & Banking/NY
0.310%, 05/20/2013 ¢ 	25,000	24,964
National Australia Funding
0.376%, 01/02/2013 ¢ 	25,000	24,992
0.386%, 01/08/2013 ¢ 	45,000	44,983
0.220%, 02/04/2013 ¢ 	50,000	49,981
Nordea North America
0.401%, 01/14/2013 	50,000	49,977
0.366%, 02/20/2013 	25,000	24,980
0.250%, 03/04/2013 	25,000	24,984
Rabobank USA Financial
0.461%, 02/08/2013 	20,000	19,983
0.443%, 02/27/2013 	65,000	64,931
0.461%, 03/06/2013 	17,550	17,529
0.310%, 03/18/2013 	11,825	11,814
0.371%, 04/05/2013 	40,000	39,950
Skandinaviska Enskilda Banken/NY
0.250%, 12/12/2012 ¢ 	9,300	9,299
Svenska Handelsbanken
0.235%, 01/18/2013 ¢ 	50,000	49,985
0.250%, 02/14/2013 ¢ 	19,250	19,240
0.260%, 02/15/2013 ¢ 	11,040	11,034
Toyota Motor Credit
0.321%, 02/04/2013 	30,000	29,983
0.341%, 02/05/2013 	25,000	24,985
0.341%, 02/12/2013 	30,000	29,980
0.300%, 04/30/2013 	25,000	24,969
Westpac Banking
0.580%, 03/04/2013 Δ ¢	49,500	49,500
0.370%, 11/01/2013 Δ	50,000	50,000

Total Financial Company Commercial Paper (Cost $1,664,972)		1,664,972

Other Notes—11.4%
Australia & New Zealand Banking Group
0.529%, 04/12/2013 Δ ¢	50,000	50,000
Bank of Nova Scotia
2.250%, 01/22/2013	31,650	31,725
Berkshire Hathaway Finance
5.000%, 08/15/2013	17,913	18,499
DnB Bank/Georgetown, Cayman Islands Branch - Time Deposit
0.160%, 12/03/2012	341,570	341,570
HSBC Bank
0.740%, 05/15/2013 Δ ¢	31,000	31,061
International Bank for Reconstruction & Development
0.500%, 11/26/2013	20,000	20,046
International Finance
0.130%, 01/18/2013 	150,000	149,975
0.288%, 01/25/2013 Δ	15,000	15,000
0.279%, 01/30/2013 Δ	6,000	6,000
0.258%, 04/16/2013 Δ	9,000	9,000
0.526%, 10/28/2013	87,125	87,341
Metropolitan Life Global Funding
2.500%, 01/11/2013 ¢	20,900	20,945
5.125%, 04/10/2013 ¢	23,816	24,216
0.520%, 05/10/2013 Δ ¢	87,000	87,000
National Australia Bank
2.500%, 01/08/2013 ¢	25,000	25,049
5.350%, 06/12/2013 ¢	40,610	41,677
New York Life Global Funding
4.650%, 05/09/2013 ¢	16,550	16,863
5.375%, 09/15/2013 ¢	14,139	14,698
1.850%, 12/13/2013 ¢	3,723	3,783
Rabobank Nederland
0.515%, 07/25/2013 Δ	28,000	28,029
Skandinaviska Enskilda Banken/Cayman Islands Branch - Time Deposit
0.180%, 12/03/2012	250,000	250,000
Westpac Banking
0.488%, 12/31/2013 Δ ¢	35,750	35,750

Total Other Notes
(Cost $1,308,227)		1,308,227

Treasury Debt—8.7%
U.S. Treasury Notes ▼
1.375%, 01/15/2013	50,000	50,069
1.375%, 02/15/2013	25,000	25,060
2.500%, 03/31/2013	50,000	50,372
1.750%, 04/15/2013	50,000	50,284
0.625%, 04/30/2013	25,000	25,041
3.125%, 04/30/2013	100,000	101,202
1.375%, 05/15/2013	85,000	85,452
3.500%, 05/31/2013	150,000	152,393
3.375%, 06/30/2013	100,000	101,816
4.250%, 08/15/2013	30,000	30,851
0.125%, 08/31/2013	65,000	64,969
0.500%, 11/15/2013	75,000	75,202

4.250%, 11/15/2013	60,000	62,297
0.250%, 11/30/2013	25,000	25,006
2.000%, 11/30/2013	75,000	76,328
0.750%, 12/15/2013	25,000	25,139

Total Treasury Debt (Cost $1,001,481)		1,001,481

Government Agency Debt—8.0%
Federal Farm Credit Bank
0.128%, 06/27/2013 Δ	25,000	24,997
0.228%, 08/22/2013 Δ	50,000	50,028
Federal Home Loan Bank
0.220%, 01/22/2013 Δ	66,425	66,425
0.230%, 01/25/2013 Δ	40,000	40,000
0.280%, 02/25/2013 Δ	30,000	30,003
0.350%, 04/05/2013 Δ	35,000	34,999
0.225%, 04/30/2013	25,000	24,999
0.340%, 05/02/2013 Δ	45,000	44,996
0.280%, 05/07/2013	25,000	25,000
0.230%, 05/21/2013	25,000	25,000
0.280%, 06/13/2013	25,000	25,000
0.300%, 06/14/2013	12,500	12,500
0.210%, 09/24/2013	25,000	24,997
0.265%, 11/04/2013 Δ	50,000	49,988
0.250%, 11/08/2013 Δ	25,000	24,991
0.240%, 11/15/2013 Δ	40,000	39,985
0.375%, 11/27/2013	25,000	25,035
0.250%, 12/04/2013 Δ	50,000	49,985
0.260%, 12/06/2013 Δ	25,000	24,995
0.250%, 12/23/2013	25,000	25,000
0.250%, 01/02/2014 Δ	40,000	39,988
0.136%, 01/24/2014 Δ	30,000	29,989
0.133%, 02/03/2014 Δ	25,000	24,991
0.220%, 02/03/2014 Δ	50,000	49,970
0.230%, 04/15/2014 Δ	35,000	34,986
0.184%, 06/05/2014 Δ «	75,000	74,977

Total Government Agency Debt (Cost $923,824)		923,824

Asset Backed Commercial Paper ¢  —7.7%
Bryant Park Funding
0.190%, 12/17/2012	25,000	24,998
0.180%, 12/20/2012	120,000	119,990
Fairway Finance
0.200%, 01/03/2013	17,697	17,694
0.200%, 01/07/2013	25,000	24,995
0.250%, 01/11/2013	3,672	3,671
0.210%, 01/14/2013	20,057	20,052
0.210%, 02/14/2013	35,021	35,006
0.210%, 02/19/2013	13,589	13,583
Liberty Street Funding
0.170%, 12/03/2012	50,000	50,000
0.210%, 12/17/2012	47,000	46,996
0.220%, 01/09/2013	16,200	16,196
0.210%, 01/22/2013	50,000	49,986
0.210%, 02/15/2013	25,000	24,989
Manhattan Asset Funding Company
0.220%, 12/10/2012	20,000	19,999
0.230%, 12/11/2012	30,993	30,991
0.210%, 12/20/2012	23,000	22,998
0.230%, 12/21/2012	32,000	31,996
0.230%, 01/07/2013	50,000	49,989
Nieuw Amsterdam Receivables
0.250%, 01/03/2013	2,000	2,000
0.250%, 01/07/2013	65,000	64,984
0.220%, 01/17/2013	25,000	24,993
0.240%, 02/01/2013	20,000	19,992
0.240%, 02/05/2013	30,000	29,987
Old Line Funding
0.210%, 12/05/2012	26,152	26,152
0.210%, 01/09/2013	8,851	8,849
Thunder Bay Funding
0.160%, 12/27/2012	20,011	20,009
0.200%, 01/07/2013	25,000	24,995
Variable Funding Capital
0.250%, 12/03/2012	64,655	64,655

Total Asset Backed Commercial Paper (Cost $890,745)		890,745

Variable Rate Demand Notes Δ—6.1%
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008A (LOC: Wells Fargo Bank)
0.150%, 12/07/2012	17,250	17,250
Albemarle County Economic Development, Martha Jefferson Hospital, Series 2008B (LOC: Wells Fargo Bank)
0.150%, 12/07/2012	16,050	16,050
Ascension Parish, Geismar Project, Series 2007 (LOC: FHLB) (LOC: Suntrust Bank)
0.170%, 12/07/2012	8,700	8,700
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.130%, 12/07/2012	10,000	10,000
Chester County Health and Education Facilities Authority, Kendal-Crosslands Communities, Series 2003 (LOC: Wachovia Bank)
0.160%, 12/07/2012	19,745	19,745

Chicago, Midway Airport Revenue, Series 2010A-1 (LOC: Bank of Montreal)
0.200%, 12/03/2012	17,000	17,000
Converse County Pollution Control, PacifiCorp, Series 1992 (LOC: Wells Fargo Bank)
0.170%, 12/07/2012	22,485	22,485
Cumberland County Municipal Authority, Lutheran Services, Series 2003C (LOC: PNC Bank)
0.180%, 12/07/2012	8,630	8,630
Delaware Economic Development Authority, Peninsula United Methodist Homes, Series 2007A (LOC: PNC Bank)
0.160%, 12/03/2012	8,080	8,080
Denver Public Schools, Series 2011A-2 (Certificate of Participation) (LOC: JP Morgan Chase Bank) (INS: AGM)
0.210%, 12/07/2012	15,300	15,300
Denver Public Schools, Series 2011A-3 (Certificate of Participation) (LOC: Wells Fargo Bank) (INS: AGM)
0.180%, 12/07/2012	10,000	10,000
District of Columbia University, Georgetown University Refunding Revenue, Series 2009B (LOC: TD Bank)
0.140%, 12/07/2012	13,050	13,050
District of Columbia University, Georgetown University Refunding Revenue, Series 2009C (LOC: TD Bank)
0.140%, 12/07/2012	21,400	21,400
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)
0.160%, 12/07/2012	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.180%, 12/07/2012	4,155	4,155
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.160%, 12/07/2012	7,500	7,500
Illinois Development Finance Authority, Mount Carmel High School, Series 2003 (LOC: JP Morgan Chase Bank)
0.150%, 12/07/2012	14,300	14,300
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.160%, 12/07/2012	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Northern Trust Company)
0.140%, 12/07/2012	32,900	32,900
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.160%, 12/07/2012	8,500	8,500
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.140%, 12/07/2012	12,000	12,000
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.170%, 12/07/2012	8,250	8,250
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: The Bank of New York Mellon)
0.150%, 12/07/2012	10,000	10,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JP Morgan Chase Bank)
0.160%, 12/07/2012	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.150%, 12/07/2012	8,000	8,000
Indiana Health & Educational Facility Financing Authority, Community Village - Hartsfield Village, Series 2006A (LOC: Harris)
0.140%, 12/07/2012	6,445	6,445
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012	3,175	3,175
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (LOC: JP Morgan Chase Bank) (AMT)
0.230%, 12/07/2012	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.160%, 12/07/2012	23,105	23,105
Metropolitan Transportation Authority, Series 2008B-1 (LOC: Scotiabank)
0.150%, 12/07/2012	17,070	17,070
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JP Morgan Chase Bank)
0.170%, 12/07/2012	7,000	7,000
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.220%, 12/07/2012	3,435	3,435
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E
0.180%, 12/03/2012	20,330	20,330
Mississippi Business Finance Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.140%, 12/07/2012	28,400	28,400
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.160%, 12/07/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.160%, 12/07/2012	8,070	8,070
New York State Energy Research & Development, Consolidated Edison Company of New York, Series 2010A (LOC: Scotiabank) (AMT)
0.180%, 12/07/2012	9,350	9,350
New York State Housing Finance Agency, Broadway, Series 2011A (LOC: Wells Fargo Bank)
0.160%, 12/07/2012	14,900	14,900
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (LOC: JP Morgan Chase Bank) (AMT)
0.200%, 12/07/2012	6,000	6,000

New York State Housing Finance Agency, Gotham West Housing, Series 2011A-1 (LOC: Wells Fargo Bank)
0.130%, 12/07/2012	26,000	26,000
North Broward Hospital District (LOC: Wells Fargo Bank) (INS: NATL)
0.150%, 12/07/2012	23,480	23,480
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JP Morgan Chase Bank)
0.160%, 12/07/2012	18,100	18,100
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.170%, 12/07/2012	8,450	8,450
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.160%, 12/07/2012	4,650	4,650
Philadelphia Airport Revenue, Series 2005C1 (LOC: TD Bank) (AMT)
0.170%, 12/07/2012	13,400	13,400
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.160%, 12/07/2012	5,325	5,325
Philadelphia Authority for Industrial Development, Newcourtland Elder Services, Series 2003 (LOC: PNC Bank)
0.160%, 12/03/2012	555	555
Philadelphia School District, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (STAID)
0.160%, 12/07/2012	21,000	21,000
Saint Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.160%, 12/07/2012	7,450	7,450
Southeastern Pennsylvania Transportation Authority, Series 2007 (LOC: PNC Bank)
0.160%, 12/03/2012	23,845	23,845
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.170%, 12/07/2012	7,035	7,035
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.170%, 12/07/2012	14,250	14,250
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.180%, 12/03/2012	8,610	8,610
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.160%, 12/03/2012	5,045	5,045
Virginia Small Business Financing Authority, Friendship Foundation and Subsidiaries, Series 2007 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012	10,600	10,600
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.110%, 12/07/2012	13,500	13,500

Total Variable Rate Demand Notes (Cost $703,500)		703,500

Investment Companies Ώ—4.9%	SHARES

DWS Money Market Series, Institutional Shares, 0.190%	125,000,000	125,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.130%	213,833,000	213,833
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.130%	218,611,000	218,611

Total Investment Companies (Cost $557,444)		557,444

Government Agency Repurchase Agreements—17.9%	PAR

Bank of Nova Scotia/NY
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $650,012 (collateralized by various government agency obligations: Total market value $663,000)	$650,000	650,000
Goldman Sachs & Co.
0.240%, dated 11/30/2012, matures 12/03/2012, repurchase price $330,007 (collateralized by various government agency obligations: Total market value $336,600)	330,000	330,000
HSBC Securities (USA)
0.240%, dated 11/30/2012, matures 12/03/2012, repurchase price $425,008 (collateralized by various government agency obligations: Total market value $446,252)	425,000	425,000
ING Financial Markets
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $350,007 (collateralized by various government agency obligations: Total market value $357,001)	350,000	350,000
Merrill Lynch, Pierce, Fenner & Smith
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $8,513 (collateralized by various government agency obligations: Total market value $8,683)	8,513	8,513
RBC Capital Markets
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $300,006 (collateralized by various government agency obligations: Total market value $306,000)	300,000	300,000

Total Government Agency Repurchase Agreements (Cost $2,063,513)		2,063,513

Other Repurchase Agreements—3.0%
HSBC Securities (USA)
0.280%, dated 11/30/2012, matures 12/03/2012, repurchase price $125,003 (collateralized by various investment grade securities: Total market value $131,252)	125,000	125,000

J.P. Morgan Securities
0.280%, dated 11/19/2012, matures 12/19/2012, repurchase price $220,033 (collateralized by various investment grade securities: Total market value $231,000) ¥	220,000	220,000

Total Other Repurchase Agreements (Cost $345,000)		345,000

Treasury Repurchase Agreements—0.2%
Federal Reserve Bank of New York
0.180%, dated 11/30/2012, matures 12/03/2012, repurchase price $10,000 (collateralized by U.S. Treasury obligations: Total market value $10,000)	10,000	10,000
Merrill Lynch, Pierce, Fenner & Smith
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $7,650 (collateralized by U.S. Treasury obligations: Total market value $7,803)	7,650	7,650

Total Treasury Repurchase Agreements (Cost $17,650)		17,650

Investment Purchased with Proceeds from Securities Lending †—8.9%
Government Agency Repurchase Agreement—8.9%
Morgan Stanley & Co.
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,025,645 (collateralized by various government agency obligations: Total market value $1,045,978)
(Cost $1,025,469)	1,025,469	1,025,469

Total Investments —109.6%
(Cost $12,600,148)		12,600,148

Other Assets and Liabilities, Net—(9.6)%		(1,100,179)

Total Net Assets—100.0%		$11,499,969

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2012.
	Discounted Security—This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
¢	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2012, the value of these investments was $2,182,731 or 19.0% of total net assets.
▼	This security or a portion of this security is out on loan at November 30, 2012. Total loaned securities had a fair value of $1,001,481 at November 30, 2012.
Ώ	The rate shown is the annualized seven-day effective yield as of November 30, 2012.
†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $74,977 or 0.7% of total net assets.
¥	Security considered illiquid. As of November 30, 2012, the value of this investment was $220,000 or 1.9% of total net assets.
	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $12,600,148. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM	—	Assured Guaranty Municipal

AMT	—	Alternative Minimum Tax. As of November 30, 2012, the total value of securities subject to AMT was $31,580 or 0.3% of total net assets.

FHLB	—	Federal Home Loan Bank

INS	—	Insured

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corporation

STAID	—	State Aid Withholding

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,098,323	$—	$2,098,323
Financial Company Commercial Paper	—	1,664,972	—	1,664,972
Other Notes	—	1,308,227	—	1,308,227
Treasury Debt	—	1,001,481	—	1,001,481
Government Agency Debt	—	923,824	—	923,824
Asset Backed Commercial Paper	—	890,745	—	890,745
Variable Rate Demand Notes	—	703,500	—	703,500
Investment Companies	557,444	—	—	557,444
Government Agency Repurchase Agreements	—	2,063,513	—	2,063,513
Other Repurchase Agreements	—	345,000	—	345,000
Treasury Repurchase Agreements	—	17,650	—	17,650
Investment Purchased with Proceeds from Securities Lending		1,025,469		1,025,469

Total Investments	$557,444	$12,042,704	$—	$12,600,148

During the three-month period ended November 30, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2012, (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt—100.1%
Colorado—4.7%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.160%, 12/07/2012 Δ	$1,135	$1,135
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.160%, 12/07/2012 Δ	21,355	21,355
Colorado Springs, Colorado Springs Fine Arts Center, Series 2006 (LOC: Wells Fargo Bank)
0.280%, 12/07/2012 Δ	2,590	2,590
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012 Δ	4,100	4,100

		29,180

District of Columbia—0.6%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.180%, 12/07/2012 Δ	3,435	3,435

Florida—3.9%
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.180%, 12/07/2012 Δ	17,275	17,275
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.170%, 12/07/2012 Δ	4,500	4,500
Palm Beach County, Palm Beach Jewish Community Campus, Series 2000 (LOC: Northern Trust Company)
0.220%, 12/07/2012 Δ	2,440	2,440

		24,215

Illinois—15.5%
Chicago, Neighborhoods Alive 21, Series 2002B-4 (General Obligation) (LOC: Bank of New York Mellon)
0.150%, 12/03/2012 Δ	15,740	15,740
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.150%, 12/03/2012 Δ	12,305	12,305
Cook County, Catholic Theological Union, Series 2005 (LOC: RBS Citizens)
0.200%, 12/07/2012 Δ	14,500	14,500
Cook County, Series 2002B (General Obligation) (SPA: Bank of New York Mellon)
0.180%, 12/07/2012 Δ	4,000	4,000
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.160%, 12/07/2012 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.180%, 12/07/2012 Δ	6,255	6,255
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Northern Trust Company) (LOC: Harris Trust & Savings Bank) (LOC: Bank One)
0.160%, 12/07/2012 Δ	12,400	12,400
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.170%, 12/07/2012 Δ	3,000	3,000
Illinois Finance Authority, Illinois Wesleyan University, Series 2008 (LOC: PNC Bank)
0.260%, 12/07/2012 Δ	8,900	8,900
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.180%, 12/07/2012 Δ	2,000	2,000
Illinois State Toll Highway Authority, Series 2007A-1B (LOC: PNC Bank)
0.160%, 12/07/2012 Δ	9,200	9,200
Illinois State Toll Highway Authority, Series 2007A-2D (LOC: Wells Fargo Bank)
0.160%, 12/07/2012 Δ	4,000	4,000

		95,800

Indiana—2.5%
Indiana Finance Authority, Indiana University Health System Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.140%, 12/07/2012 Δ	12,195	12,195
Lawrenceburg Pollution Control, Indiana Michigan Power Company, Series I (LOC: Bank of Nova Scotia)
0.140%, 12/07/2012 Δ	3,000	3,000

		15,195

Iowa—1.5%
Iowa Finance Authority, Wesley Retirement Services, Series 2003B (LOC: Wells Fargo Bank)
0.160%, 12/07/2012 Δ	4,000	4,000
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.160%, 12/07/2012 Δ	4,965	4,965

		8,965

Kentucky—0.5%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank) (AGM)
0.210%, 12/07/2012 Δ	3,275	3,275

Louisiana - 5.2%
Ascension Parish, Imtt-Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.170%, 12/07/2012 Δ	25,000	25,000
Louisiana Public Facilities Authority, Inter-Community Health Care, Series 1999 (LOC: Bank of New York Mellon) (LOC: Capital One)
0.170%, 12/07/2012 Δ	7,025	7,025

		32,025

Maryland—8.1%
Baltimore County, Public Improvement, Series 2012 (General Obligation)
5.000%, 08/01/2013 «	7,585	7,817
John Hopkins University, Series A (Commercial Paper)
0.210%, 03/19/2013	20,965	20,965
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.160%, 12/07/2012 Δ	5,150	5,150
Maryland State Health & Higher Educational Facilities Authority Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.170%, 12/07/2012 Δ	15,900	15,900

		49,832

Michigan—3.9%
University of Michigan, Series B (Commercial Paper)
0.180%, 01/14/2013	1,000	1,000
0.190%, 01/14/2013	23,000	23,000

		24,000

Minnesota—7.5%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (INS: FHLMC)
0.160%, 12/07/2012 Δ	14,505	14,505
St. Cloud, Independent School District No. 742, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 08/13/2013	3,935	3,968
St. Francis Independent School District No. 15, Series 2012B (General Obligation) (INS: MSDCEP)
1.500%, 09/07/2013	5,000	5,046
University of Minnesota (Commercial Paper)
0.190%, 01/09/2013	9,000	9,000
0.180%, 01/14/2013	13,750	13,750

		46,269

Mississippi—3.5%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.170%, 12/03/2012 Δ	2,805	2,805
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009F
0.170%, 12/03/2012 Δ	160	160
Mississippi Business Finance, Renaissance at Colony Park, Series 2009A (INS: FHLB) (LOC: Regions Bank)
0.160%, 12/07/2012 Δ	6,900	6,900
Perry County Mississippi Pollution Control, Leaf River Forest Products, Series 2002 (LOC: Scotiabank)
0.160%, 12/07/2012 Δ	11,425	11,425

		21,290

Missouri—5.2%
Missouri State Water Pollution Control, Series 2012A (General Obligation)
3.000%, 10/01/2013	2,175	2,225
Missouri State, Fourth State Building, Series 2012A (General Obligation)
3.000%, 10/01/2013	7,055	7,217
University of Missouri (Commercial Paper)
0.250%, 01/18/2013	22,500	22,500

		31,942

Nevada—3.4%
Clark County Airport System Revenue, Series 2008D-2B (LOC: Royal Bank of Canada)
0.160%, 12/07/2012 Δ	21,200	21,200

New Jersey—2.3%
Camden County, Cooper Health System, Series 2004B (LOC: TD Bank)
0.150%, 12/07/2012 Δ	13,925	13,925

New York—2.8%
Monroe County Industrial Development Agency, Monroe Community College Association, Series 2002A (LOC: JPMorgan Chase Bank)
0.180%, 12/07/2012 Δ	12,000	12,000
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (LOC: Wachovia Bank) (AMBAC)
0.240%, 12/07/2012 Δ	5,000	5,000

		17,000

North Carolina—0.5%
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.180%, 12/07/2012 Δ	3,295	3,295

Ohio—5.4%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.160%, 12/07/2012 Δ	13,210	13,210
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.160%, 12/07/2012 Δ	2,000	2,000
Lucas County, Series 2012 (General Obligation)
1.000%, 07/18/2013	2,550	2,560
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.140%, 12/07/2012 Δ	2,300	2,300
Summit County Port Authority, Summa Enterprises Group, Series 2006 (LOC: PNC Bank)
0.160%, 12/07/2012 Δ	13,480	13,480

		33,550

Pennsylvania—2.5%
City of Philadelphia, Series 2009B (LOC: Royal Bank of Canada) (General Obligation)
0.150%, 12/07/2012 Δ	15,725	15,725

Rhode Island—0.7%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Bank of New York Mellon) (LOC: Sovereign Bank)
0.250%, 12/07/2012 Δ	4,350	4,350

South Carolina—2.0%
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.150%, 12/07/2012 Δ	5,860	5,860
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009D (LOC: Branch Banking & Trust)
0.170%, 12/07/2012 Δ	6,355	6,355

		12,215

Tennessee—0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust)
0.180%, 12/07/2012 Δ	1,400	1,400

Texas—6.4%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.180%, 12/07/2012 Δ	5,000	5,000
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.210%, 12/07/2012 Δ	4,300	4,300
State of Texas, Series 2012
2.500%, 08/30/2013	20,000	20,336
Texas A&M University, Series B (Commercial Paper)
0.160%, 12/05/2012	10,000	10,000

		39,636

Virginia—5.7%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.170%, 12/07/2012 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.150%, 12/07/2012 Δ	4,175	4,175
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (INS: FHLMC)
0.210%, 12/07/2012 Δ	7,200	7,200
Virginia Commonwealth University, Health System Authority, Series 2008A (LOC: Branch Banking & Trust)
0.170%, 12/03/2012 Δ	11,635	11,635

		35,010

Washington—2.8%
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.160%, 12/03/2012 Δ	2,775	2,775
Washington State Housing Finance Commission, The Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012 Δ	5,425	5,425
Washington State, Series 2003D (General Obligation) (NATL)
5.000%, 06/01/2013	9,000	9,212

		17,412

Wisconsin—2.7%
Milwaukee Redevelopment Authority, Yankee Hill Apartments, Series 2005 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012 Δ	4,395	4,395
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Series 2005 (LOC: Wells Fargo Bank)
0.180%, 12/07/2012 Δ	490	490
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase & Company)
0.180%, 12/07/2012 Δ	11,685	11,685

		16,570

Wyoming—0.1%
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.170%, 12/07/2012 Δ	700	700

Total Municipal Debt (Cost $617,411)		617,411

Total Investments  —100.1%
(Cost $617,411)		617,411

Other Assets and Liabilities, Net—(0.1)%		(801)

Total Net Assets—100.0%		$616,610

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security—The rate shown is the rate in effect as of November 30, 2012.
«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $7,817 or 1.3% of total net assets.
	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $617,411. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	—	AmericanMunicipal Bond Assurance Corporation

AGM	—	AssuredGuaranty Municipal

FHLB	—	FederalHome Loan Bank

FHLMC	—	FederalHome Loan Mortgage Corporation

INS	—	Insured

LOC	—	Letterof Credit

MSDCEP	—	MinnesotaSchool District Enhancement Program

NATL	—	NationalPublic Finance Guarantee Corporation

SPA	—	StandbyPurchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2012 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$617,411	$—	$617,411
Total Investments	$—	$617,411	$—	$617,411

During the three-month period ended November 30, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2012 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt—35.0%
U.S. Treasury Bills U
0.089%, 12/13/2012 ▼	$225,000	$224,993
0.134%, 12/14/2012 ▼	75,000	74,996
0.047%, 01/03/2013 ▼	225,000	224,990
0.048%, 01/10/2013	200,000	199,990
0.139%, 02/07/2013 ▼	50,000	49,987
0.147%, 04/25/2013 ▼	50,000	49,971
U.S. Treasury Notes
1.375%, 01/15/2013 ▼	450,000	450,637
2.875%, 01/31/2013 ▼	50,000	50,216
1.375%, 02/15/2013 ▼	150,000	150,361
3.875%, 02/15/2013 ▼	250,000	251,873
2.750%, 02/28/2013	75,000	75,467
0.750%, 03/31/2013	50,000	50,095
2.500%, 03/31/2013	160,000	161,193
1.750%, 04/15/2013	190,000	191,071
0.625%, 04/30/2013	175,000	175,291
3.125%, 04/30/2013 ▼	75,000	75,889
1.375%, 05/15/2013	110,000	110,574
3.625%, 05/15/2013 ▼	100,000	101,531
0.500%, 05/31/2013	50,000	50,080
3.500%, 05/31/2013	125,000	127,013
3.375%, 06/30/2013	175,000	178,173
3.375%, 07/31/2013	50,000	51,048
4.250%, 08/15/2013	100,000	102,832
3.125%, 08/31/2013	85,000	86,849
0.250%, 10/31/2013	85,000	85,035
0.500%, 11/15/2013 ▼	150,000	150,405
0.250%, 11/30/2013	25,000	25,006
2.000%, 11/30/2013	25,000	25,442
0.750%, 12/15/2013	25,000	25,139

Total Treasury Debt (Cost $3,576,147)		3,576,147

Treasury Repurchase Agreements—62.4%
Credit Agricole Corporate & Investment Bank
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,700,030 (collateralized by U.S. Treasury obligations: Total market value $1,734,000)	1,700,000	1,700,000
Deutsche Bank Securities
0.230%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,100,021 (collateralized by U.S. Treasury obligations: Total market value $1,122,001)	1,100,000	1,100,000
ING Financial Markets
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $50,001 (collateralized by U.S. Treasury obligations: Total market value $51,001)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $967,366 (collateralized by U.S. Treasury obligations: Total market value $986,697)	967,350	967,350
RBC Capital Markets
0.190%, dated 11/30/2012, matures 12/03/2012, repurchase price $150,002 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
RBS Securities
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $1,000,018 (collateralized by U.S. Treasury obligations: Total market value $1,020,007)	1,000,000	1,000,000
SG Americas Securities
0.180%, dated 11/30/2012, matures 12/03/2012, repurchase price $900,018 (collateralized by U.S. Treasury obligations: Total market value $918,000)	900,000	900,000
TD Securities (USA)
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $500,008 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000

Total Treasury Repurchase Agreements (Cost $6,367,350)		6,367,350

Investments Purchased with Proceeds from Securities Lending †—19.1%
Treasury Repurchase Agreements - 19.1%
Barclays PLC
0.260%, dated 11/30/2012, matures 12/03/2012, repurchase price $631,596 (collateralized by U.S. Treasury obligations: Total market value $644,214)	631,582	631,582
Morgan Stanley & Co.
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $892,654 (collateralized by U.S. Treasury obligations: Total market value $910,350)	892,500	892,500
JP Morgan Securities
0.250%, dated 11/30/2012, matures 12/03/2012, repurchase price $120,643 (collateralized by U.S. Treasury obligations: Total market value $123,055)	120,640	120,640
JP Morgan Securities
0.250%, dated 11/30/2012, matures 12/03/2012, repurchase price $105,627 (collateralized by U.S. Treasury obligations: Total market value $107,742)	105,625	105,625
JP Morgan Securities
0.210%, dated 11/30/2012, matures 12/03/2012, repurchase price $127,971 (collateralized by U.S. Treasury obligations: Total market value $130,530)	127,969	127,969
JP Morgan Securities
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $51,751 (collateralized by U.S. Treasury obligations: Total market value $52,786)	51,750	51,750
JP Morgan Securities
0.200%, dated 11/30/2012, matures 12/03/2012, repurchase price $19,689 (collateralized by U.S. Treasury obligations: Total market value $20,083)	19,689	19,689

Total Investments Purchased with Proceeds from Securities Lending (Cost $1,949,755)		1,949,755

Total Investments —116.5%
(Cost $11,893,252)		11,893,252

Other Assets and Liabilities, Net—(16.5)%		(1,687,259)

Total Net Assets—100.0%		$10,205,993

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is effective yield as of November 30, 2012.
▼	This security or a portion of this security is out on loan as of November 30, 2012. Total loaned securities had a fair value of $1,855,849 at November 30, 2012.
†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.
	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $11,893,252. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2012 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value
Treasury Debt	$—	$3,576,147	$—	$3,576,147
Treasury Repurchase Agreements	—	6,367,350	—	$6,367,350
Investments Purchased with Proceeds from Securities Lending	—	1,949,755	—	$1,949,755

Total Investments	$—	$11,893,252	$—	$11,893,252

During the three-month period ended November 30, 2012, there were no transfers between valuation levels.

Schedule of INVESTMENTS November 30, 2012 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt—100.0%
U.S. Treasury Bills U
0.059%, 12/06/2012	$55,251	$55,251
0.103%, 12/13/2012	70,000	69,998
0.121%, 12/14/2012	12,000	11,999
0.127%, 12/20/2012	45,000	44,997
0.065%, 01/03/2013	115,898	115,891
0.080%, 01/10/2013	75,045	75,038
0.103%, 01/24/2013	10,000	9,998
0.098%, 01/31/2013	10,000	9,998
0.110%, 02/07/2013	44,723	44,714
0.102%, 02/14/2013	38,227	38,219
0.091%, 02/21/2013	28,012	28,006
0.111%, 02/28/2013	76,435	76,414
0.119%, 03/21/2013	3,404	3,403
0.135%, 04/04/2013	15,165	15,158
0.111%, 04/11/2013	5,144	5,142
0.123%, 04/18/2013	6,000	5,997
0.139%, 04/25/2013	163	163
0.129%, 05/02/2013	6,370	6,367
U.S. Treasury Note
1.125%, 12/15/2012	36,000	36,010

Total Treasury Debt (Cost $652,763)		652,763

Total Investments —100.0%
(Cost $652,763)		652,763

Other Assets and Liabilities, Net—0.0%		155

Total Net Assets—100.0%		$652,918

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2012, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is effective yield as of November 30, 2012.
	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $652,763. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$652,763	$—	$652,763
Total Investments	$—	$652,763	$—	$652,763

During the three-month period ended November 30, 2012, there were no transfers between valuation levels.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 28, 2013